Vanguard Large-Cap Index Fund

Schedule of Investments (unaudited)
As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)
Basic Materials (1.8%)
Linde plc	532,656	92,149
Air Products & Chemicals Inc.	218,622	43,639
Ecolab Inc.	257,360	40,104
Newmont Corp.	813,413	36,831
DuPont de Nemours Inc.	733,719	25,020
Dow Inc.	737,132	21,554
PPG Industries Inc.	234,443	19,599
LyondellBasell Industries NV Class A	248,541	12,335
International Paper Co.	389,191	12,116
Nucor Corp.	300,263	10,815
International Flavors & Fragrances Inc.	105,772	10,797
FMC Corp.	128,263	10,478
Freeport-McMoRan Inc.	1,367,344	9,230
Celanese Corp.	119,671	8,783
Arconic Inc.	386,434	6,206
Albemarle Corp.	105,175	5,929
CF Industries Holdings Inc.	215,560	5,863
Eastman Chemical Co.	121,339	5,652
Mosaic Co.	345,039	3,733
Reliance Steel & Aluminum Co.	31,224	2,735
* Axalta Coating Systems Ltd.	103,686	1,791
Westlake Chemical Corp.	38,422	1,467
* Howmet Aerospace Inc.	156	3
		386,829
Consumer Goods (8.3%)
Procter & Gamble Co.	2,473,177	272,049
Coca-Cola Co.	3,823,182	169,176
PepsiCo Inc.	1,381,993	165,977
Philip Morris International Inc.	1,542,967	112,575
NIKE Inc. Class B	1,235,953	102,263
* Tesla Inc.	142,954	74,908
Altria Group Inc.	1,852,374	71,631
Mondelez International Inc. Class A	1,428,397	71,534
Colgate-Palmolive Co.	849,484	56,372
* Activision Blizzard Inc.	761,689	45,305
Kimberly-Clark Corp.	339,961	43,471
Estee Lauder Cos. Inc. Class A	220,439	35,125
General Mills Inc.	599,325	31,626
* Electronic Arts Inc.	289,518	29,001
General Motors Co.	1,277,088	26,538
* Lululemon Athletica Inc.	115,990	21,986
Clorox Co.	124,243	21,525
Constellation Brands Inc. Class A	149,216	21,392
* Monster Beverage Corp.	373,037	20,987

Hershey Co.	147,215	19,506
Archer-Daniels-Midland Co.	552,019	19,420
Ford Motor Co.	3,849,471	18,593
VF Corp.	336,461	18,196
Corteva Inc.	741,929	17,435
McCormick & Co. Inc.	122,484	17,296
Tyson Foods Inc. Class A	292,747	16,941
Kraft Heinz Co.	664,922	16,450
Brown-Forman Corp. Class B	290,688	16,136
Church & Dwight Co. Inc.	242,906	15,590
Kellogg Co.	253,656	15,217
Tiffany & Co.	112,895	14,620
Conagra Brands Inc.	482,605	14,160
* Take-Two Interactive Software Inc.	112,305	13,320
Aptiv plc	252,510	12,434
Hormel Foods Corp.	265,053	12,362
JM Smucker Co.	107,276	11,908
DR Horton Inc.	347,299	11,808
Lennar Corp. Class A	279,940	10,694
Garmin Ltd.	141,534	10,609
Genuine Parts Co.	136,724	9,206
Hasbro Inc.	127,886	9,150
Campbell Soup Co.	194,050	8,957
* NVR Inc.	3,468	8,910
Lamb Weston Holdings Inc.	145,045	8,282
* WABCO Holdings Inc.	51,558	6,963
Molson Coors Beverage Co. Class B	176,645	6,891
^ Keurig Dr Pepper Ord Shs	277,906	6,745
Fortune Brands Home & Security Inc.	137,832	5,961
PulteGroup Inc.	255,713	5,707
* LKQ Corp.	273,017	5,600
Bunge Ltd.	135,214	5,548
Whirlpool Corp.	62,735	5,383
BorgWarner Inc.	206,079	5,022
Newell Brands Inc.	378,035	5,020
Lear Corp.	60,617	4,925
* Mohawk Industries Inc.	56,944	4,341
Tapestry Inc.	276,977	3,587
Ralph Lauren Corp.	46,803	3,128
PVH Corp.	73,508	2,767
* Under Armour Inc. Class C	257,865	2,078
Coty Inc. Class A	304,148	1,569
* Under Armour Inc. Class A	126,568	1,166
^ Levi Strauss & Co. Class A	43,344	539
Lennar Corp. Class B	11,909	344
		1,823,925
Consumer Services (13.9%)
* Amazon.com Inc.	417,920	814,827
Home Depot Inc.	1,081,909	202,003
Walt Disney Co.	1,786,802	172,605
* Netflix Inc.	434,531	163,166
Walmart Inc.	1,410,222	160,229
Comcast Corp. Class A	4,501,137	154,749
Costco Wholesale Corp.	436,084	124,341
McDonald's Corp.	746,743	123,474
CVS Health Corp.	1,289,764	76,522
Starbucks Corp.	1,112,496	73,136

Lowe's Cos. Inc.	765,462	65,868
* Charter Communications Inc. Class A	149,053	65,033
* Booking Holdings Inc.	41,514	55,850
TJX Cos. Inc.	1,079,487	51,610
Target Corp.	502,516	46,719
Dollar General Corp.	254,870	38,488
Walgreens Boots Alliance Inc.	752,204	34,413
Ross Stores Inc.	358,830	31,207
* Uber Technologies Inc.	1,015,019	28,339
Kroger Co.	794,689	23,936
eBay Inc.	766,105	23,029
* O'Reilly Automotive Inc.	74,918	22,554
Sysco Corp.	481,158	21,955
McKesson Corp.	160,158	21,663
Yum! Brands Inc.	300,039	20,562
* AutoZone Inc.	23,612	19,976
Marriott International Inc. Class A	259,406	19,406
Hilton Worldwide Holdings Inc.	279,851	19,097
* Chipotle Mexican Grill Inc.	27,552	18,030
* Dollar Tree Inc.	234,553	17,233
Southwest Airlines Co.	470,246	16,745
Delta Air Lines Inc.	578,251	16,498
Las Vegas Sands Corp.	380,943	16,179
* Liberty Broadband Corp. Class C	140,406	15,546
* Copart Inc.	207,376	14,209
Domino's Pizza Inc.	40,592	13,155
Best Buy Co. Inc.	222,427	12,678
AmerisourceBergen Corp. Class A	142,676	12,627
Omnicom Group Inc.	215,670	11,840
Tractor Supply Co.	117,229	9,912
* Ulta Beauty Inc.	55,491	9,750
FactSet Research Systems Inc.	37,366	9,741
Fox Corp. Class A	385,007	9,098
* CarMax Inc.	162,926	8,770
Expedia Group Inc.	138,051	7,768
* Roku Inc.	86,334	7,553
ViacomCBS Inc. Class B	535,238	7,499
* Altice USA Inc. Class A	311,237	6,937
* United Airlines Holdings Inc.	213,160	6,725
Darden Restaurants Inc.	121,833	6,635
Interpublic Group of Cos. Inc.	390,484	6,322
* Live Nation Entertainment Inc.	137,147	6,235
Advance Auto Parts Inc.	64,874	6,054
* Discovery Communications Inc. Class C	336,072	5,895
^ Sirius XM Holdings Inc.	1,102,796	5,448
Wynn Resorts Ltd.	90,494	5,447
MGM Resorts International	458,637	5,412
Royal Caribbean Cruises Ltd.	166,884	5,369
* Lyft Inc. Class A	199,080	5,345
Rollins Inc.	145,771	5,268
* Burlington Stores Inc.	32,750	5,190
Carnival Corp.	391,455	5,155
Aramark	247,809	4,949
^ American Airlines Group Inc.	390,277	4,757
* DISH Network Corp. Class A	235,701	4,712
* Liberty Media Corp -Liberty SiriusXM Class C	148,786	4,705
Nielsen Holdings plc	351,006	4,402

	Alaska Air Group Inc.	122,023	3,474
	News Corp. Class A	381,607	3,425
*,^	Wayfair Inc.	61,721	3,298
*	Liberty Broadband Corp. Class A	28,350	3,033
	Vail Resorts Inc.	19,919	2,942
*,^	Discovery Inc.	150,995	2,935
	Fox Corp. Class B	123,265	2,820
*	Liberty Media Corp -Liberty SiriusXM Class A	88,987	2,820
	Kohl's Corp.	160,963	2,348
*	Norwegian Cruise Line Holdings Ltd.	211,143	2,314
*	Chewy Inc.	46,106	1,729
	Hyatt Hotels Corp. Class A	34,030	1,630
*,^	Carvana Co.	24,803	1,366
	News Corp. Class B	125,796	1,131
	ViacomCBS Inc. Class A	5,004	89
			3,055,904
Financials (16.4%)
*	Berkshire Hathaway Inc. Class B	1,937,545	354,241
	Visa Inc. Class A	1,698,721	273,698
	JPMorgan Chase & Co.	2,954,714	266,013
	Mastercard Inc. Class A	890,549	215,121
	Bank of America Corp.	8,024,822	170,367
	Wells Fargo & Co.	3,773,674	108,304
	American Tower Corp.	439,193	95,634
	Citigroup Inc.	2,164,693	91,177
	CME Group Inc.	355,231	61,423
	Crown Castle International Corp.	412,301	59,536
	S&P Global Inc.	242,261	59,366
	Prologis Inc.	731,978	58,829
	Equinix Inc.	84,539	52,801
	American Express Co.	607,802	52,034
	Goldman Sachs Group Inc.	332,507	51,402
	US Bancorp	1,393,276	47,998
	BlackRock Inc.	107,086	47,115
	Intercontinental Exchange Inc.	551,712	44,551
	Marsh & McLennan Cos. Inc.	500,659	43,287
	Progressive Corp.	579,720	42,807
	Chubb Ltd.	381,873	42,651
	Truist Financial Corp.	1,329,217	40,993
	Morgan Stanley	1,200,878	40,830
	Charles Schwab Corp.	1,143,407	38,441
	Aon plc	232,461	38,365
	PNC Financial Services Group Inc.	390,582	37,387
	Moody's Corp.	158,966	33,621
	SBA Communications Corp.	111,630	30,137
	Blackstone Group LP Class A	653,899	29,798
	Allstate Corp.	321,214	29,465
	Public Storage	147,375	29,270
	Digital Realty Trust Inc.	206,785	28,724
	Bank of New York Mellon Corp.	820,531	27,635
	Travelers Cos. Inc.	242,903	24,132
	Aflac Inc.	690,753	23,651
	Capital One Financial Corp.	459,426	23,164
	MSCI Inc.	79,694	23,028
	Equity Residential	368,128	22,717
	IHS Markit Ltd.	377,834	22,670
	Willis Towers Watson plc	127,476	21,652

T. Rowe Price Group Inc.	219,927	21,476
American International Group Inc.	862,083	20,906
MetLife Inc.	682,800	20,873
Prudential Financial Inc.	398,379	20,771
AvalonBay Communities Inc.	138,470	20,379
Welltower Inc.	402,340	18,419
State Street Corp.	341,595	18,197
Realty Income Corp.	322,977	16,104
Simon Property Group Inc.	289,037	15,857
Alexandria Real Estate Equities Inc.	113,920	15,614
Arthur J Gallagher & Co.	185,230	15,098
Northern Trust Corp.	198,778	15,000
Essex Property Trust Inc.	65,437	14,412
Equifax Inc.	120,047	14,340
Boston Properties Inc.	153,408	14,149
First Republic Bank	166,926	13,735
M&T Bank Corp.	124,173	12,843
Ameriprise Financial Inc.	125,217	12,832
Hartford Financial Services Group Inc.	356,816	12,574
Weyerhaeuser Co.	738,925	12,525
Cincinnati Financial Corp.	162,061	12,227
KKR & Co. Inc. Class A	517,142	12,137
* Markel Corp.	13,053	12,112
Healthpeak Properties Inc.	504,557	12,034
MarketAxess Holdings Inc.	35,718	11,879
* CBRE Group Inc. Class A	314,840	11,873
Duke Realty Corp.	363,155	11,759
Extra Space Storage Inc.	122,063	11,689
Mid-America Apartment Communities Inc.	113,330	11,676
Sun Communities Inc.	91,896	11,473
Invitation Homes Inc.	533,977	11,411
Discover Financial Services	309,922	11,055
* Arch Capital Group Ltd.	382,598	10,889
Nasdaq Inc.	113,537	10,780
UDR Inc.	290,727	10,623
Fifth Third Bancorp	703,641	10,449
KeyCorp	974,259	10,103
WP Carey Inc.	171,062	9,935
Ventas Inc.	369,848	9,912
Cboe Global Markets Inc.	109,677	9,789
Synchrony Financial	606,997	9,767
TD Ameritrade Holding Corp.	267,705	9,279
Loews Corp.	250,114	8,711
Principal Financial Group Inc.	275,584	8,637
Regions Financial Corp.	955,553	8,571
Huntington Bancshares Inc.	1,021,344	8,385
Citizens Financial Group Inc.	429,373	8,077
Host Hotels & Resorts Inc.	709,210	7,830
Raymond James Financial Inc.	122,965	7,771
Everest Re Group Ltd.	40,360	7,766
* SVB Financial Group	51,066	7,715
E*TRADE Financial Corp.	224,107	7,691
Camden Property Trust	95,868	7,597
Annaly Capital Management Inc.	1,488,107	7,545
Western Union Co.	414,394	7,513
Alleghany Corp.	13,531	7,474
WR Berkley Corp.	135,346	7,061

Globe Life Inc.	96,078	6,915
Iron Mountain Inc.	284,733	6,777
Fidelity National Financial Inc.	259,790	6,464
Regency Centers Corp.	165,775	6,371
SEI Investments Co.	133,821	6,201
Vornado Realty Trust	169,636	6,143
Equitable Holdings Inc.	411,242	5,942
AGNC Investment Corp.	529,696	5,604
Federal Realty Investment Trust	74,257	5,540
Ally Financial Inc.	373,233	5,386
Voya Financial Inc.	131,560	5,335
Lincoln National Corp.	197,707	5,204
Reinsurance Group of America Inc.	61,500	5,175
VEREIT Inc	1,057,771	5,172
Zions Bancorp NA	168,798	4,517
Franklin Resources Inc.	270,218	4,510
Comerica Inc.	145,723	4,276
Kimco Realty Corp.	395,896	3,828
* Athene Holding Ltd. Class A	141,215	3,505
SL Green Realty Corp.	79,549	3,429
Invesco Ltd.	376,256	3,416
Interactive Brokers Group Inc.	73,071	3,154
People's United Financial Inc.	230,988	2,552
Jones Lang LaSalle Inc.	25,196	2,544
* Berkshire Hathaway Inc. Class A	6	1,632
		3,610,926
Health Care (14.4%)
Johnson & Johnson	2,610,126	342,266
UnitedHealth Group Inc.	939,515	234,296
Merck & Co. Inc.	2,524,764	194,255
Pfizer Inc.	5,487,922	179,126
Abbott Laboratories	1,753,524	138,371
Bristol-Myers Squibb Co.	2,321,082	129,377
Medtronic plc	1,328,988	119,848
Amgen Inc.	589,215	119,452
Eli Lilly & Co.	856,861	118,864
Thermo Fisher Scientific Inc.	397,654	112,775
AbbVie Inc.	1,466,448	111,729
Gilead Sciences Inc.	1,254,536	93,789
Danaher Corp.	620,482	85,881
Cigna Corp.	370,162	65,585
Becton Dickinson and Co.	268,119	61,606
* Vertex Pharmaceuticals Inc.	255,053	60,690
Anthem Inc.	251,370	57,071
* Intuitive Surgical Inc.	114,665	56,783
* Biogen Inc.	178,908	56,603
Zoetis Inc.	472,341	55,590
Allergan plc	308,980	54,720
Stryker Corp.	315,489	52,526
* Boston Scientific Corp.	1,381,444	45,076
Humana Inc.	131,366	41,251
Baxter International Inc.	506,137	41,093
* Illumina Inc.	145,763	39,811
* Regeneron Pharmaceuticals Inc.	80,294	39,207
* Edwards Lifesciences Corp.	206,793	39,005
* Centene Corp.	578,698	34,380
* DexCom Inc.	90,728	24,430

HCA Healthcare Inc.	269,149	24,183
ResMed Inc.	142,480	20,986
* IDEXX Laboratories Inc.	85,121	20,620
Zimmer Biomet Holdings Inc.	203,908	20,611
* Alexion Pharmaceuticals Inc.	208,406	18,713
* IQVIA Holdings Inc.	163,427	17,627
* BioMarin Pharmaceutical Inc.	177,968	15,038
Cardinal Health Inc.	290,547	13,929
* Seattle Genetics Inc.	119,025	13,733
Cooper Cos. Inc.	49,205	13,564
Teleflex Inc.	45,939	13,454
* Incyte Corp.	181,671	13,304
* Align Technology Inc.	70,417	12,249
* Laboratory Corp. of America Holdings	96,144	12,152
* Alnylam Pharmaceuticals Inc.	110,560	12,034
Quest Diagnostics Inc.	133,375	10,710
* Hologic Inc.	265,488	9,319
* Varian Medical Systems Inc.	90,086	9,248
* Elanco Animal Health Inc.	390,355	8,740
Dentsply Sirona Inc.	219,955	8,541
* Exact Sciences Corp.	145,957	8,465
* Mylan NV	511,793	7,631
Universal Health Services Inc. Class B	75,381	7,469
* Henry Schein Inc.	145,181	7,334
* DaVita Inc.	83,046	6,316
* ABIOMED Inc.	42,427	6,159
Perrigo Co. plc	127,793	6,146
* Jazz Pharmaceuticals plc	53,014	5,288
* PPD Inc.	67,465	1,202
		3,150,221
Industrials (10.9%)
* PayPal Holdings Inc.	1,164,551	111,494
Accenture plc Class A	630,024	102,858
Union Pacific Corp.	688,700	97,134
Honeywell International Inc.	708,485	94,788
United Technologies Corp.	855,975	80,744
Lockheed Martin Corp.	237,852	80,620
Boeing Co.	530,217	79,077
3M Co.	570,139	77,830
Fidelity National Information Services Inc.	609,432	74,131
General Electric Co.	8,659,184	68,754
United Parcel Service Inc. Class B	694,998	64,927
Caterpillar Inc.	547,959	63,585
* Fiserv Inc.	572,836	54,414
Automatic Data Processing Inc.	386,351	52,806
Northrop Grumman Corp.	150,364	45,493
Deere & Co.	312,158	43,128
Global Payments Inc.	298,098	42,995
CSX Corp.	737,328	42,249
Illinois Tool Works Inc.	286,911	40,776
Waste Management Inc.	419,993	38,875
Sherwin-Williams Co.	82,385	37,858
Norfolk Southern Corp.	258,737	37,776
Raytheon Co.	276,194	36,223
General Dynamics Corp.	243,889	32,269
Roper Technologies Inc.	103,009	32,119
Eaton Corp. plc	409,696	31,829

Emerson Electric Co.	603,873	28,775
FedEx Corp.	232,795	28,229
Verisk Analytics Inc.	162,023	22,583
Agilent Technologies Inc.	306,438	21,947
Amphenol Corp. Class A	293,968	21,424
* CoStar Group Inc.	36,324	21,330
Ball Corp.	324,941	21,011
PACCAR Inc.	342,557	20,940
TE Connectivity Ltd.	331,636	20,886
Cummins Inc.	151,902	20,555
Johnson Controls International plc	761,743	20,537
Waste Connections Inc.	260,867	20,217
Paychex Inc.	320,135	20,143
Trane Technologies plc	236,146	19,503
* Square Inc.	344,242	18,031
Fastenal Co.	568,941	17,779
Rockwell Automation Inc.	114,595	17,294
* Mettler-Toledo International Inc.	24,156	16,680
Parker-Hannifin Corp.	127,333	16,519
AMETEK Inc.	226,225	16,293
TransDigm Group Inc.	50,452	16,154
* FleetCor Technologies Inc.	86,049	16,052
Fortive Corp.	282,779	15,607
* Keysight Technologies Inc.	185,868	15,553
Republic Services Inc.	205,578	15,431
Cintas Corp.	87,135	15,093
Stanley Black & Decker Inc.	150,713	15,071
Vulcan Materials Co.	131,344	14,194
Old Dominion Freight Line Inc.	107,127	14,061
Kansas City Southern	98,386	12,513
TransUnion	186,522	12,344
Dover Corp.	144,241	12,108
Martin Marietta Materials Inc.	62,001	11,732
* Waters Corp.	63,962	11,644
Xylem Inc.	178,637	11,635
WW Grainger Inc.	45,458	11,296
Expeditors International of Washington Inc.	169,291	11,295
Broadridge Financial Solutions Inc.	113,414	10,755
Jacobs Engineering Group Inc.	131,159	10,397
Masco Corp.	282,960	9,782
CH Robinson Worldwide Inc.	133,989	8,870
Westinghouse Air Brake Technologies Corp.	179,885	8,658
Avery Dennison Corp.	83,121	8,468
Packaging Corp. of America	93,667	8,133
* Ingersoll Rand Inc.	325,930	8,083
* Trimble Inc.	247,090	7,865
* Crown Holdings Inc.	134,688	7,817
JB Hunt Transport Services Inc.	84,519	7,795
* United Rentals Inc.	74,548	7,671
Huntington Ingalls Industries Inc.	40,511	7,381
Westrock Co.	254,534	7,193
Hubbell Inc.	53,843	6,178
Textron Inc.	226,221	6,033
Jack Henry & Associates Inc.	38,260	5,939
Snap-on Inc.	54,191	5,897
HEICO Corp. Class A	78,085	4,990
* Sensata Technologies Holding plc	157,367	4,553

*	IPG Photonics Corp.	34,449	3,799
	Xerox Holdings Corp.	180,484	3,418
	Cognex Corp.	80,683	3,406
	HEICO Corp.	41,223	3,076
	AO Smith Corp.	68,545	2,592
	Pentair plc	82,693	2,461
*	XPO Logistics Inc.	45,586	2,222
	FLIR Systems Inc.	66,441	2,119
	Robert Half International Inc.	55,730	2,104
			2,384,866
Oil & Gas (2.6%)
	Exxon Mobil Corp.	4,193,376	159,222
	Chevron Corp.	1,874,298	135,812
	ConocoPhillips	1,086,218	33,455
	Kinder Morgan Inc.	1,904,135	26,506
	Phillips 66	439,772	23,594
	EOG Resources Inc.	575,808	20,683
	Valero Energy Corp.	406,685	18,447
	Schlumberger Ltd.	1,361,959	18,373
	Williams Cos. Inc.	1,201,267	16,998
	Marathon Petroleum Corp.	643,267	15,194
	Pioneer Natural Resources Co.	163,594	11,476
	Occidental Petroleum Corp.	883,176	10,227
	Hess Corp.	270,706	9,014
	ONEOK Inc.	408,556	8,911
	Concho Resources Inc.	199,216	8,536
*	Cheniere Energy Inc.	227,070	7,607
	Baker Hughes Co.	641,291	6,734
	Halliburton Co.	820,562	5,621
	Diamondback Energy Inc.	159,315	4,174
	National Oilwell Varco Inc.	417,286	4,102
	Cabot Oil & Gas Corp.	209,092	3,594
	HollyFrontier Corp.	144,576	3,544
	Noble Energy Inc.	477,492	2,884
	Marathon Oil Corp.	812,579	2,673
	Devon Energy Corp.	367,239	2,538
	Targa Resources Corp.	237,191	1,639
	Apache Corp.	371,678	1,554
^	Continental Resources Inc.	80,785	617
			563,729
Other (0.0%)1
*,§ American International Group Inc. Warrants Exp. 01/19/2021		3,568	—

Technology (25.6%)
	Microsoft Corp.	7,565,296	1,193,123
	Apple Inc.	3,965,642	1,008,423
*	Facebook Inc. Class A	2,386,263	398,029
*	Alphabet Inc. Class A	296,899	344,982
*	Alphabet Inc. Class C	289,762	336,938
	Intel Corp.	4,313,631	233,454
	Cisco Systems Inc.	4,207,061	165,379
*	Adobe Inc.	479,909	152,726
	NVIDIA Corp.	576,591	151,989
*	salesforce.com Inc.	826,099	118,942
	Oracle Corp.	2,115,288	102,232
	International Business Machines Corp.	878,357	97,436

	Texas Instruments Inc.	927,327	92,668
	Broadcom Inc.	373,726	88,610
	QUALCOMM Inc.	1,132,313	76,601
	Intuit Inc.	245,282	56,415
*	ServiceNow Inc.	187,008	53,593
*	Advanced Micro Devices Inc.	1,104,394	50,228
*	Micron Technology Inc.	1,097,903	46,178
	Applied Materials Inc.	916,559	41,997
	L3Harris Technologies Inc.	219,041	39,454
	Lam Research Corp.	143,978	34,555
*	Autodesk Inc.	217,863	34,008
	Analog Devices Inc.	365,247	32,744
	HP Inc.	1,469,947	25,518
	Cognizant Technology Solutions Corp. Class A	542,813	25,224
	Motorola Solutions Inc.	169,946	22,589
	KLA Corp.	156,509	22,497
*	Workday Inc. Class A	162,412	21,149
*	Veeva Systems Inc. Class A	129,774	20,293
	Xilinx Inc.	249,272	19,428
*	ANSYS Inc.	83,427	19,394
*	Splunk Inc.	152,899	19,300
*	Synopsys Inc.	148,916	19,179
*	VeriSign Inc.	104,866	18,885
	Cerner Corp.	294,009	18,520
*	Cadence Design Systems Inc.	277,962	18,357
*	Twitter Inc.	730,530	17,942
	Citrix Systems Inc.	122,603	17,354
	Microchip Technology Inc.	237,003	16,069
	Corning Inc.	761,791	15,647
	Skyworks Solutions Inc.	169,143	15,118
*	Palo Alto Networks Inc.	92,156	15,110
	Marvell Technology Group Ltd.	661,893	14,979
*	Fortinet Inc.	144,264	14,595
*	IAC/InterActiveCorp	78,105	13,999
*	Akamai Technologies Inc.	152,323	13,936
	CDW Corp.	142,522	13,293
	Maxim Integrated Products Inc.	268,817	13,067
*	Okta Inc.	105,397	12,886
	Hewlett Packard Enterprise Co.	1,280,581	12,434
	Western Digital Corp.	280,469	11,673
*	Snap Inc.	959,827	11,412
*,^	Twilio Inc.	123,442	11,047
	Seagate Technology plc	221,512	10,810
*	Arista Networks Inc.	53,031	10,741
	NortonLifeLock Inc.	555,006	10,384
*	Paycom Software Inc.	49,160	9,931
*	GoDaddy Inc. Class A	169,443	9,677
	NetApp Inc.	225,817	9,414
	SS&C Technologies Holdings Inc.	213,008	9,334
*	Qorvo Inc.	115,497	9,312
*	VMware Inc. Class A	76,076	9,213
*	Gartner Inc.	84,279	8,392
*	Black Knight Inc.	140,979	8,185
*	Dell Technologies Inc. Class C	206,744	8,177
*	RingCentral Inc. Class A	37,052	7,852
	Juniper Networks Inc.	336,135	6,434
*	F5 Networks Inc.	60,162	6,415

*	Slack Technologies Inc. Class A	230,935	6,198
*	Pinterest Inc. Class A	301,666	4,658
*	Dropbox Inc. Class A	216,730	3,923
*,^	Match Group Inc.	52,261	3,451
	DXC Technology Co.	132,318	1,727
*	Crowdstrike Holdings Inc. Class A	21,335	1,188
*	Datadog Inc. Class A	28,701	1,033
			5,618,047
Telecommunications (2.2%)
	Verizon Communications Inc.	4,099,326	220,257
	AT&T Inc.	7,241,690	211,095
*	T-Mobile US Inc.	295,093	24,758
	CenturyLink Inc.	1,077,099	10,189
*	Zoom Video Communications Inc. Class A	45,111	6,592
*	Sprint Corp.	664,377	5,727
			478,618
Utilities (3.4%)
	NextEra Energy Inc.	484,857	116,666
	Dominion Energy Inc.	816,944	58,975
	Duke Energy Corp.	723,105	58,485
	Southern Co.	1,040,627	56,340
	American Electric Power Co. Inc.	490,253	39,210
	Exelon Corp.	961,336	35,387
	Xcel Energy Inc.	531,636	32,058
	Sempra Energy	272,303	30,768
	WEC Energy Group Inc.	313,345	27,615
	Consolidated Edison Inc.	329,435	25,696
	Eversource Energy	321,225	25,123
	Public Service Enterprise Group Inc.	501,968	22,543
	American Water Works Co. Inc.	180,462	21,576
	FirstEnergy Corp.	535,338	21,451
	Edison International	355,730	19,490
	Entergy Corp.	197,535	18,562
	DTE Energy Co.	189,834	18,029
	Ameren Corp.	244,294	17,792
	PPL Corp.	717,783	17,715
	CMS Energy Corp.	281,801	16,556
	Evergy Inc.	225,558	12,417
	Alliant Energy Corp.	241,660	11,670
	NiSource Inc.	370,246	9,245
	AES Corp.	658,006	8,949
	Pinnacle West Capital Corp.	111,293	8,435
	CenterPoint Energy Inc.	496,249	7,667
	Vistra Energy Corp.	386,664	6,171
	OGE Energy Corp.	197,573	6,071
	NRG Energy Inc.	118,879	3,241
	Avangrid Inc.	61,999	2,714
			756,617
Total Common Stocks (Cost $16,725,947)			21,829,682

		Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
2,3 Vanguard Market Liquidity Fund		0.943%		850,330	84,931

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	1.521%	4/2/20	150	150
4	United States Treasury Bill	1.527%–1.541%	4/30/20	2,600	2,600
4	United States Treasury Bill	1.128%	6/4/20	1,340	1,340
4	United States Treasury Bill	0.087%	9/24/20	1,325	1,324
					5,414
Total Temporary Cash Investments (Cost $90,387)					90,345
Total Investments (99.9%) (Cost $16,816,334)					21,920,027
Other Assets and Liabilities -Net (0.1%)[3,4]					20,372
Net Assets (100%)					21,940,399
	Cost rounded to $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,002,000.
§ Security value determined using significant unobservable inputs.
1 “Other” represents securities that are not classified by the fund's benchmark index.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $16,949,000 was received for securities on loan, of which $ 13,746,000 is held in Vanguard Market
Liquidity Fund and $3,203,000 is held in cash.
4 Securities with a value of $5,264,000 and cash of $3,809,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts

E-mini S&P 500 Index	June 2020	796	102,274	2,893

Large-Cap Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by me thods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of
Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to det ermine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Large-Cap Index Fund

The following table summarizes the market value of the fund's investments and derivatives as of
March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	21,829,682	—	—	21,829,682
Temporary Cash Investments	84,931	5,414	—	90,345
Total	21,914,613	5,414	—	21,920,027
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,563	—	—	1,563
1 Represents variation margin on the last day of the reporting period.